Revenues (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
The Company primarily earns revenue from the sale of Building Materials products and Building Envelope products. Revenue is disaggregated by product line, which the Company believes best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.
The following table disaggregates revenues by product line for each of the Company’s reportable segments:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions)	2025	2024	2025	2024
Building Materials
Cement	$1,374	$1,332	$3,292	$3,404
Aggregates and other construction materials	1,567	1,398	3,474	3,305
Interproduct revenues	(167)	(179)	(413)	(460)
Building Envelope	901	895	2,623	2,606
Total Revenues	$3,675	$3,446	$8,976	$8,855

Contract assets include estimated earnings in excess of billings on uncompleted construction contracts. The current portion of contract assets were $69 million, $30 million, $82 million and $24 million as of September 30, 2025, December 31, 2024, September 30, 2024 and December 31, 2023, respectively, and are included within Prepaid expenses and other current assets on the condensed consolidated balance sheets. The noncurrent portion of contract assets were $68 million, $57 million, $32 million, and $32 million as of September 30, 2025, December 31, 2024, September 30, 2024 and December 31, 2023, respectively, and are included within Other noncurrent assets on the condensed consolidated balance sheets.
Contract liabilities
Contract liabilities relate to payments received in advance of performance under a contract, primarily related to extended service warranties in the Building Envelope segment. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract. Prior to the Spin-off, certain contract liability balances were related-party in nature and are recorded in Due to related-party on the condensed consolidated balance sheet as of December 31, 2024. The following table includes a summary of the change in contract liabilities:

(In millions)	2025	2024
Balance as of January 1	$408	$316
Revenue recognized	(66)	(37)
Revenue deferred	44	68
Balance as of September 30	$386	$347

The Company’s remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied or partially satisfied, consisting of deferred revenue. As of September 30, 2025, the Company’s remaining performance obligations were $386 million. The Company expects to recognize $37 million of the deferred revenue during the next twelve months, and the remaining $349 million thereafter.

Note 3. Revenue
The Company primarily earns revenue from the sale of Building Materials products and Building Envelope products. Revenue is disaggregated by product line, which the Company believes best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. Revenue is also classified according to the geographic region to which products are sold.
The following table disaggregates revenues by product line for each of the Company’s reportable segments:

	For the years ended December 31,
(In millions)	2024	2023	2022
Building Materials
Cement	$4,481	$4,561	$4,027
Aggregates and other construction materials	4,446	4,671	4,276
Interproduct revenues	(598)	(668)	(579)
Building Envelope	3,375	3,113	3,002
Total Revenue	$11,704	$11,677	$10,726

The following table disaggregates the Company’s revenues by geographic region based on customer location:

	For the years ended December 31,
(In millions)	2024	2023	2022
Central	$3,806	$3,592	$3,285
South	3,165	3,291	2,936
Great Lakes	2,632	2,591	2,346
Northeast	1,939	1,964	1,985
Pacific	1,260	1,303	1,099
Eliminations and other(1)	(1,098)	(1,064)	(925)
Total Revenue	$11,704	$11,677	$10,726

(1)	Other includes revenues from the Company’s trading operations.
Contract assets include estimated earnings in excess of billings on uncompleted construction contracts. Contract assets were $30 million, $24 million and $23 million as of December 31, 2024, 2023 and 2022, respectively, and are included within Prepaid expenses and other current assets on the combined balance sheets.
Contract liabilities
Contract liabilities relate to payments received in advance of performance under a contract, primarily related to extended service warranties in the Building Envelope segment. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract. The following table includes a summary of the change in contract liabilities:

(In millions)	2024	2023
Balance as of January 1	$316	$296
Revenue recognized	(46)	(28)
Revenue deferred	138	48
Balance as of December 31	$408	$316

The Company’s remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied or partially satisfied, consisting of deferred revenue. As of December 31, 2024, the Company’s remaining performance obligations were $408 million. The Company expects to recognize $67 million of the deferred revenue during the year ending December 31, 2025 and the remaining $341 million thereafter.